Property, plant and equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 221,622
Amortization	103,207	$ 1,173,019	$ 189,008
Acquisitions under business combinations	(197,494)	(1,194,703)	(464,208)
Balance	316,013	221,622
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	584,508	10,680,709
Additions	197,494	1,056,705
Transfers to assets held for resale		(13,899,734)
Effect of movements in exchange rates	12,078	2,746,828
Dispositions	(156,280)
Balance	637,800	584,508	10,680,709
Accumulated amortization and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Balance	362,886	380,070
Amortization	103,207	1,173,019
Transfers to assets held for resale		(1,149,352)
Effect of movements in exchange rates	11,974	(40,851)
Dispositions	(156,280)
Balance	321,787	362,886	380,070
Land
Disclosure of detailed information about property, plant and equipment [line items]
Balance	0
Balance	0	0
Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	0	2,316,979
Additions	0	0
Transfers to assets held for resale		(2,317,273)
Effect of movements in exchange rates	0	294
Dispositions	0
Balance	0	0	2,316,979
Land | Accumulated amortization and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Balance	0	0
Amortization	0	0
Transfers to assets held for resale		0
Effect of movements in exchange rates	0	0
Dispositions	0
Balance	0	0	0
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Balance	0
Balance	0	0
Buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	0	2,122,687
Additions	0	82,163
Transfers to assets held for resale		(2,900,284)
Effect of movements in exchange rates	0	695,434
Dispositions	0
Balance	0	0	2,122,687
Buildings | Accumulated amortization and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Balance	0	21,408
Amortization	0	291,638
Transfers to assets held for resale		(306,761)
Effect of movements in exchange rates	0	(6,285)
Dispositions	0
Balance	0	0	21,408
Computer And Office Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	146,898
Balance	257,213	146,898
Computer And Office Equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	428,165	2,439,071
Additions	185,682	675,788
Transfers to assets held for resale		(3,319,298)
Effect of movements in exchange rates	12,078	632,604
Dispositions	(156,280)
Balance	469,645	428,165	2,439,071
Computer And Office Equipment | Accumulated amortization and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Balance	281,267	250,261
Amortization	75,471	339,358
Transfers to assets held for resale		(286,632)
Effect of movements in exchange rates	11,974	(21,720)
Dispositions	(156,280)
Balance	212,432	281,267	250,261
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	0
Balance	0	0
Machinery and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	0	2,798,482
Additions	0	298,754
Transfers to assets held for resale		(4,572,065)
Effect of movements in exchange rates	0	1,474,829
Dispositions	0
Balance	0	0	2,798,482
Machinery and equipment | Accumulated amortization and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Balance	0	67,541
Amortization	0	384,486
Transfers to assets held for resale		(443,746)
Effect of movements in exchange rates	0	(8,281)
Dispositions	0
Balance	0	0	67,541
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance	74,724
Balance	58,800	74,724
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	156,343	1,003,490
Additions	11,812	0
Transfers to assets held for resale		(790,814)
Effect of movements in exchange rates	0	(56,333)
Dispositions	0
Balance	168,155	156,343	1,003,490
Leasehold improvements | Accumulated amortization and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Balance	81,619	40,860
Amortization	27,736	157,537
Transfers to assets held for resale		(112,213)
Effect of movements in exchange rates	0	(4,565)
Dispositions	0
Balance	$ 109,355	$ 81,619	$ 40,860